Financial Risk Factors and Risk Management - Designated Hedging Instruments in Foreign Currency Exchange Rate Hedges (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Carrying amount
Other financial assets	€ 5,147	€ 2,633
Forecasted License Payments | Foreign Currency
FINANCIAL RISK FACTORS
Notional amount	436
Carrying amount
Other financial assets	7
Other financial liabilities	(1)
Change in value recognised in OCI	5
Hedge ineffectiveness recognised in finance income, net	0
Cost of hedging recognized in OCI	1
Amount reclassified from cash flow hedge in OCI to other non-operating income, net	6
Amount reclassified from cost of hedging in OCI to finance income, net	€ (4)